Earnings (Loss) Per Share Earnings (Loss) Per Share	12 Months Ended
Feb. 28, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
EARNINGS (LOSS) PER SHARE
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders	$93	$405	$(1,206)
Less: Debentures fair value adjustment (1) (2)	(117)	—	—
Add: interest expense on Debentures (1) (2)	24	—	—
Net income (loss) for diluted earnings (loss) per share available to common shareholders	$—	$405	$(1,206)

Weighted average number of shares outstanding (000’s) - basic and diluted	540,477	532,888	525,265
Effect of dilutive securities (000’s)
Stock-based compensation (3) (4)	11,308	12,998	—
Conversion of Debentures (1) (2)	60,500	—	—
Exchange shares from Cylance acquisition (5)	4,182	—	—
Weighted average number of shares and assumed conversions (000’s) - diluted	616,467	545,886	525,265
Earnings (loss) per share - reported
Basic	$0.17	$0.76	$(2.30)
Diluted	$0.00	$0.74	$(2.30)

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(1) The Company has not presented the dilutive effect of the Debentures using the if-converted method in the calculation of diluted earnings (loss) per share for the years ended February 28, 2018 and February 28, 2017, as to do so would be antidilutive. See Note 10 for details on the Debentures.
(2) The Company has presented the dilutive effect of the 3.75% Debenture using the if-converted method, assuming conversion at the beginning of fiscal 2019 for the year ended February 28, 2019. Accordingly, to calculate diluted earnings (loss) per share, the Company adjusted net income by eliminating the fiscal 2019 Debentures fair value adjustments and interest expense incurred on the 3.75% Debentures in the year ended February 28, 2019, and added the number of shares that would have been issued upon conversion to the diluted weighted average number of shares outstanding. See Note 10 for details on the 3.75% Debentures.
(3) The Company has not presented the dilutive effect of in-the-money options or RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of diluted earnings (loss) per share for the year ended February 28, 2017, as to do so would be antidilutive following the dilutive impact of the debentures.
(4) The Company has presented the dilutive effect of in-the-money options and RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of diluted earnings (loss) per share for the years ended February 28, 2019 and February 28, 2018. As at February 28, 2019, there were 8,985,836 options and 9,300,191 RSUs outstanding that were in-the-money and may have a dilutive effect on earnings (loss) per share in future periods (February 28, 2018 - 790,918 options and 14,068,069 RSUs).
(5) The Company has presented the dilutive effect of the common shares in connection with the Cylance acquisition (see Note 7) in the calculation of diluted earnings (loss) per share for the year ended February 28, 2019.